11. Stock Option Plan (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2017
Share based compensation	$ 22,715
2015 Stock Option Plan [Member]
Maximum shares allowed under plan	9,000,000	9,000,000